Schedule of Investments
(unaudited)
July 31, 2025
BlackRock China A Opportunities Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.8%
SF Holding Co. Ltd. , Class A ............. 22,200 $ 141,360
Automobile Components — 1.9%
Autel Intelligent Technology Corp. Ltd. , Class A . 54,981 264,483
Huayu Automotive Systems Co. Ltd. , Class A .. 22,700 55,207
319,690
Automobiles — 4.4%
BYD Co. Ltd. , Class A .................. 35,700 517,848
Loncin Motor Co. Ltd. , Class A ............ 66,000 109,932
SAIC Motor Corp. Ltd. , Class A ........... 52,300 124,266
752,046
Banks — 9.9%
Agricultural Bank of China Ltd. , Class A ...... 37,100 32,398
Bank of Communications Co. Ltd. , Class A .... 20,488 21,724
Bank of Jiangsu Co. Ltd. , Class A .......... 83,000 129,985
China Everbright Bank Co. Ltd. , Class A ..... 262,500 147,351
China Merchants Bank Co. Ltd. , Class A ..... 114,750 706,935
Industrial & Commercial Bank of China Ltd. ,
Class A ......................... 20,081 21,045
Industrial Bank Co. Ltd. , Class A ........... 51,500 161,458
Ping An Bank Co. Ltd. , Class A ............ 235,300 398,770
Shanghai Pudong Development Bank Co. Ltd. ,
Class A ......................... 32,229 57,174
1,676,840
Beverages — 7.3%
Anhui Gujing Distillery Co. Ltd. , Class A ...... 600 11,451
Kweichow Moutai Co. Ltd. , Class A ......... 2,224 437,677
Luzhou Laojiao Co. Ltd. , Class A .......... 14,900 253,595
Tsingtao Brewery Co. Ltd. , Class A ......... 11,600 109,056
Wuliangye Yibin Co. Ltd. , Class A .......... 25,925 434,973
1,246,752
Broadline Retail — 0.1%
Dashang Co. Ltd. , Class A ............... 7,900 21,382
Capital Markets — 8.2%
China Galaxy Securities Co. Ltd. , Class A .... 11,300 26,875
China International Capital Corp. Ltd. , Class A . 71,200 356,475
CITIC Securities Co. Ltd. , Class A .......... 26,525 106,470
CSC Financial Co. Ltd. , Class A ........... 11,300 39,984
East Money Information Co. Ltd. , Class A ..... 40,200 129,039
Guotai Haitong Securities Co. Ltd. , Class A ... 12,200 34,263
Huatai Securities Co. Ltd. , Class A ......... 157,000 435,472
SDIC Capital Co. Ltd. , Class A ............ 60,300 63,086
Sinolink Securities Co. Ltd. , Class A ........ 157,200 202,058
1,393,722
Chemicals — 4.0%
Zhejiang Longsheng Group Co. Ltd. , Class A .. 213,500 313,059
Zhejiang NHU Co. Ltd. , Class A ........... 118,800 368,563
681,622
Communications Equipment — 4.1%
Fujian Star-net Communication Co. Ltd. , Class A 8,800 32,332
Yealink Network Technology Corp. Ltd. , Class A 47,504 220,296
Zhongji Innolight Co. Ltd. , Class A ......... 800 23,931
ZTE Corp. , Class A ................... 87,250 413,579
690,138
Construction & Engineering — 0.9%
China National Chemical Engineering Co. Ltd. ,
Class A
(a)
........................ 84,800 93,814
China State Construction Engineering Corp. Ltd. ,
Class A ......................... 64,900 50,877
Security
Shares
Shares Value
Construction & Engineering (continued)
Shanghai Tunnel Engineering Co. Ltd. , Class A . 6,800 $ 6,230
150,921
Construction Materials — 1.5%
Anhui Conch Cement Co. Ltd. , Class A ...... 78,590 256,438
Distributors — 0.2%
Zhejiang China Commodities City Group Co. Ltd. ,
Class A ......................... 9,700 28,595
Electrical Equipment — 8.2%
Contemporary Amperex Technology Co. Ltd. ,
Class A ......................... 19,110 697,905
Dongfang Electric Corp. Ltd. , Class A
(a)
...... 6,200 17,325
Goldwind Science & Technology Co. Ltd. , Class
A ............................. 163,200 217,923
Sunwoda Electronic Co. Ltd. , Class A ....... 15,900 47,303
Zhejiang Huayou Cobalt Co. Ltd. , Class A .... 67,153 410,039
1,390,495
Electronic Equipment, Instruments & Components — 5.7%
BOE Technology Group Co. Ltd. , Class A ..... 758,300 424,189
Chaozhou Three-Circle Group Co. Ltd. , Class A 8,400 38,468
Eoptolink Technology, Inc. Ltd. , Class A ...... 400 10,388
Foxconn Industrial Internet Co. Ltd. , Class A ... 2,700 12,864
Hengdian Group DMEGC Magnetics Co. Ltd. ,
Class A ......................... 6,800 14,491
Luxshare Precision Industry Co. Ltd. , Class A .. 6,670 33,669
Quectel Wireless Solutions Co. Ltd. , Class A .. 16,520 185,756
Universal Scientific Industrial Shanghai Co. Ltd. ,
Class A ......................... 66,002 144,996
Wingtech Technology Co. Ltd. , Class A ...... 16,600 84,905
WUS Printed Circuit Kunshan Co. Ltd. , Class A . 2,500 19,378
969,104
Energy Equipment & Services — 0.1%
Offshore Oil Engineering Co. Ltd. , Class A .... 19,300 14,746
Entertainment — 1.1%
G-bits Network Technology Xiamen Co. Ltd. ,
Class A ......................... 2,000 94,003
Perfect World Co. Ltd. , Class A ........... 46,000 92,619
186,622
Food Products — 1.6%
Foshan Haitian Flavouring & Food Co. Ltd. ,
Class A ......................... 18,469 98,038
Inner Mongolia Yili Industrial Group Co. Ltd. ,
Class A ......................... 29,790 113,120
Muyuan Foods Co. Ltd. , Class A ........... 8,100 51,984
263,142
Health Care Equipment & Supplies — 0.0%
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. , Class A ...................... 197 6,303
Health Care Providers & Services — 0.1%
Shanghai Pharmaceuticals Holding Co. Ltd. ,
Class A ......................... 4,200 11,088
Household Durables — 5.7%
Gree Electric Appliances, Inc. of Zhuhai , Class A 73,415 463,977
Midea Group Co. Ltd. , Class A ............ 51,200 497,256
Zhejiang Supor Co. Ltd. , Class A .......... 900 6,469
967,702
Independent Power and Renewable Electricity Producers — 1.5%
China Yangtze Power Co. Ltd. , Class A ...... 66,000 254,903

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock China A Opportunities Fund
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 2.3%
Ping An Insurance Group Co. of China Ltd. ,
Class A ......................... 48,940 $ 397,594
Interactive Media & Services — 0.4%
Kunlun Tech Co. Ltd. , Class A
(a)
........... 12,100 60,063
Life Sciences Tools & Services — 0.9%
WuXi AppTec Co. Ltd. , Class A ............ 11,500 152,414
Machinery — 2.7%
CRRC Corp. Ltd. , Class A ............... 17,700 18,077
Ficont Industry Beijing Co. Ltd. , Class A ...... 3,200 15,831
Henan Thinker Automatic Equipment Co. Ltd. ,
Class A ......................... 5,800 23,219
Weichai Power Co. Ltd. , Class A ........... 183,310 383,848
ZMJ Group Co. Ltd. , Class A ............. 10,900 24,431
465,406
Metals & Mining — 5.7%
Baoshan Iron & Steel Co. Ltd. , Class A ...... 395,566 402,274
Shandong Nanshan Aluminum Co. Ltd. , Class A 643,200 349,627
Zijin Mining Group Co. Ltd. , Class A ........ 82,300 217,781
969,682
Oil, Gas & Consumable Fuels — 1.8%
PetroChina Co. Ltd. , Class A ............. 247,900 304,790
Pharmaceuticals — 5.5%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class
A ............................. 45,760 398,958
Tasly Pharmaceutical Group Co. Ltd. , Class A .. 90,300 204,927
Yunnan Baiyao Group Co. Ltd. , Class A ...... 41,321 321,045
924,930
Semiconductors & Semiconductor Equipment — 6.5%
Actions Technology Co. Ltd. , Class A
(a)
...... 8,254 65,324
Advanced Micro-Fabrication Equipment, Inc.
China , Class A .................... 11,595 316,959
Cambricon Technologies Corp. Ltd. , Class A
(a)
. 51 4,995
Espressif Systems Shanghai Co. Ltd. , Class A . 1,376 30,777
JCET Group Co. Ltd. , Class A ............ 57,100 276,589
Montage Technology Co. Ltd. , Class A ....... 813 9,548
NAURA Technology Group Co. Ltd. , Class A ... 35 1,622
OmniVision Integrated Circuits Group, Inc. , Class
A ............................. 1,600 26,768
Rockchip Electronics Co. Ltd. ............ 16,500 369,091
1,101,673
Software — 1.2%
Fujian Foxit Software Development JSC Ltd. ,
Class A ......................... 5,698 63,955
Thunder Software Technology Co. Ltd. , Class A 16,400 132,722
196,677
Technology Hardware, Storage & Peripherals — 2.7%
Anker Innovations Technology Co. Ltd. , Class A 11,900 203,801
Huaqin Technology Co. Ltd. , Class A ........ 3,100 35,287
IEIT Systems Co. Ltd. , Class A ............ 28,100 216,365
455,453
Trading Companies & Distributors — 0.6%
Sumec Corp. Ltd. , Class A ............... 74,500 108,311
Wireless Telecommunication Services — 0.9%
China United Network Communications Ltd. ,
Class A ......................... 207,679 154,085
Total Long-Term Investments — 98 .5%
(Cost: $ 14,797,188 ) ............................... 16,714,689
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(b) (c)
................... 213,003 $ 213,003
Total Short-Term Securities — 1 .3%
(Cost: $ 213,003 ) ................................. 213,003
Total Investments — 99 .8%
(Cost: $ 15,010,191 ) ............................... 16,927,692
Other Assets Less Liabilities — 0.2% .................... 31,637
Net Assets — 100.0% ...............................
$ 16,959,329
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock China A Opportunities Fund
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 227,421 $ — $ (14,418)
(a)
$ — $ — $ 213,003 213,003 $ 6,428 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock China A Opportunities Fund
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 13 08/28/25 $ 179 $ (2,553)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ — $ 16,714,689 $ — $ 16,714,689
Short-Term Securities
Money Market Funds ...................................... 213,003 — — 213,003
$ 213,003 $ 16,714,689 $ — $ 16,927,692
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ — $ (2,553) $ — $ (2,553)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
JSC Joint Stock Company